NOTE 3. DISCONTINUED OPERATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Note 3. Discontinued Operations Details Narrative
Revenue, discontinued operations	$ 223,219
Gain on disposal of subsidiary	$ 24,793